[LETTERHEAD]

                                  May 20, 2005

Mr. David Burton
Staff Accountant
U.S. Securities and
Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

         Re:  PocketSpec Technologies Inc. (the Company)
              Form 8-K
              File Number: 0-28759

Dear Mr. Burton;

     This is in response to your May 19, 2005 comment letter to the Company. The paragraph numbers in this letter correspond to those in your comment letter.

     1. The Company has provided the specific date.

     2. The Company has added the required additional disclosure.

     3. The Company has obtained and filed an updated Exhibit 16 letter from the former accountants.

     Please be advised that, in connection with your comments, the Company acknowledges that: The Company is responsible for the adequacy and accuracy of the disclosure in the filing; Staff comments or changes in disclosure in response to Staff comments do not forecloses the Commission from taking any action with respect to the filing; and

     The Company may not assert Staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

     If you have any additional questions, do not hesitate to contact the undersigned.

                                             DAVID WAGNER & ASSOCIATES, P.C.

                                             /s/ David J. Wagner
                                             -------------------------------
                                             David J. Wagner